INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventories
Goods in transit	$ 2,660,233	$ 6,024,201
Supplies	10,972,172	19,286,246
Agricultural products	1,933,252	4,612,064
Inventories	46,408,777	87,611,269
Net of agricultural products	44,475,525	82,999,205
Inventory recognized as expense	1,967,000	1,548,000	$ 587,000
Allowance for obsolescence
Inventories
Inventories	(3,568,013)	(3,506,454)
Seeds
Inventories
Inventories		5,317,730
Resale products
Inventories
Inventories	22,934,208	42,228,777
Manufactured products
Inventories
Inventories	$ 11,476,925	$ 13,648,705